Financial Instruments - Summary of Fair Value, Fair Value Level and Valuations Techniques and Inputs of Restricted Investments, Derivative Financial Instruments and Long-term Debt (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Valuation techniques and inputs	Discounted cash flows. Future cash flows are based on management’s assessment of the likelihood to achieve the financial targets, discounted at a rate that reflects the Company’s cost of debt.
Level 1 of fair value hierarchy [member] | Term facility [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ (2,339.0)	$ (2,799.3)
Fair value	$ (2,344.8)	(2,809.6)
Valuation techniques and inputs	Quoted bid prices in an active market.
Level 2 of fair value hierarchy [member] | Term loans [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ (103.3)	(125.8)
Fair value	$ (120.0)	(134.5)
Valuation techniques and inputs	Discounted cash flows. Cash flows used for valuation are those contractually due and are discounted at a rate that reflects the credit risk of the Company.
Level 2 of fair value hierarchy [member] | Restricted investment [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 16.2	14.7
Fair value	$ 16.2	14.7
Valuation techniques and inputs	Discounted cash flows at a discount rate that reflects the current market rate for this type of investments at the end of the reporting period.
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 19.2	(37.0)
Fair value	$ 19.2	(37.0)
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Favourable forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation techniques and inputs	Discounted cash flows. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of the Company.
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Interest rate cap [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 0.5	21.1
Fair value	$ 0.5	21.1
Valuation techniques and inputs	Discounted cash flows. Future cash flows, which correspond to series of caplets, are estimated using the Normal valuation model and discounted at a rate that reflects credit market conditions.
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Other [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 15.9	(4.1)
Fair value	$ 15.9	(4.1)
Valuation techniques and inputs	Discounted cash flows. Future cash flows are estimated based on commodity exchange rates and market price of the Company’s shares (from observable commodity exchange rates and share price at the end of the reporting period), discounted at a rate that reflects the credit risk of the Company.
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Forward Exchange Contracts Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 15.6	6.2
Fair value	15.6	6.2
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member] | Forward Exchange Contracts Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	(12.8)	(60.2)
Fair value	(12.8)	(60.2)
Level 3 of fair value hierarchy [member] | Noncontrolling interest liability [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0.0	(23.4)
Fair value	$ 0.0	(23.4)
Valuation techniques and inputs	Discounted cash flows. Future cash flows are estimated based on Pinion’s performance and a predetermined purchase price formula, discounted at a rate that reflects the credit risk of the Company.
Level 3 of fair value hierarchy [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 23.7	0.0
Fair value	$ 23.7	$ 0.0